PRINCIPAL ACCOUNTING POLICIES - Schedule of Cash, cash equivalents and restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	¥ 10,243,500	$ 1,485,168	¥ 8,321,415
Restricted cash	1,027,454	148,967	602,044
Cash and cash equivalents included in held-for-sale assets			173,787
Total	¥ 11,270,954	$ 1,634,135	¥ 9,097,246	$ 1,318,977	¥ 8,074,772	¥ 6,273,958